Equity (Details Narrative) - BRL (R$) R$ in Thousands				12 Months Ended
	Feb. 26, 2025	Nov. 13, 2024	Aug. 14, 2024	Dec. 31, 2024	Dec. 30, 2024	Dec. 05, 2024	May 07, 2024	Dec. 31, 2023	Dec. 07, 2023
IfrsStatementLineItems [Line Items]
Capital subscribed and paid				R$ 13,653,418
Number of shares issued				1,682,473,246
Public offering expenses, net				R$ 304,262
Percent on basis				100.00%				100.00%
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Acquisition of shares							14,000,000		14,000,000
Number of additional shares issued		30,000,000	17,000,000
Interest on equity					R$ 173,616	R$ 821,605
Percent on basis				0.00%				0.03%
Board Of Directors [Member] | Events After The Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Number of additional shares issued	15,000,000
Statutory reserve [member]
IfrsStatementLineItems [Line Items]
Percent on basis				5.00%
Capital Increase Reserve [Member]
IfrsStatementLineItems [Line Items]
Percent on basis				20.00%
Reserve For Expansion [Member]
IfrsStatementLineItems [Line Items]
Percent on basis				50.00%